Commitments and contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Rent expense	$ 115,238	$ 31,627	$ 318,159	$ 89,156	$ 122,236	$ 115,118